Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following (in thousands):

	December 31,
	2017	2016
Compression equipment, facilities and other fleet assets	$1,577,052	$1,480,568
Land and buildings	96,463	100,174
Transportation and shop equipment	82,240	97,784
Other	90,395	86,998
	1,846,150	1,765,524
Accumulated depreciation	(1,023,871)	(974,602)
Property, plant and equipment, net	$822,279	$790,922